Leases	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Leases
Note 12 - Leases
Polestar Group as lessee
The current and non-current portion of the Group's lease liabilities are as follows:

	For the year ended December 31,
	2025	2024
Current lease liabilities	13,855	13,923
Current lease liabilities - related parties	23,355	16,999
Non-current lease liabilities	44,048	47,918
Non-current lease liabilities - related parties	49,466	56,431
Total	130,724	135,271
Expected future lease payments to be made to satisfy the Group's lease liabilities are as follows:

	For the year ended December 31,
	2025	2024
Within 1 year	38,512	35,129
Between 1 and 2 years	26,995	37,128
Between 2 and 3 years	19,661	19,865
Between 3 and 4 years	18,446	17,179
Between 4 and 5 years	16,340	15,832
Later than 5 years	33,739	38,862
Total	153,693	163,995
Amounts related to leases recognized in the Consolidated Statement of Loss and Comprehensive Loss are as follows:

	For the year ended December 31,
	2025	2024	2023
Income from sub-leasing right-of-use assets	3,130	2,391	1,729
Interest expense on leases	(4,587)	(7,423)	(5,008)
Expense relating to short-term leases	(839)	(637)	(888)
Expense relating to lease of low value assets	(24)	(8)	(5)
For the years ended December 31, 2025, 2024, and 2023, total cash outflows related to leases, inclusive of interest paid, amounted to $34,615, $43,069, and $26,924, respectively.
The Group's right-of-use assets from leases, buildings and manufacturing production equipment are presented in Note 16 - Property, plant and equipment.
Polestar Group as lessor
For the majority of the Group's operating lease contracts as a lessor, vehicles are paid for upfront by the customer at contract inception and repurchased by Polestar at the end of the lease term.
The following table depicts the changes in the Group's vehicles under operating leases:

Vehicles under operating leases
Acquisition cost
Balance as of January 1, 2024	141,448
Reclassification from inventories	73,795
Reclassification to inventories	(83,246)
Effect of foreign currency exchange rate differences	(7,925)
Balance as of December 31, 2024	124,072
Reclassification from inventories	184,029
Reclassification to inventories	(213,020)
Effect of foreign currency exchange rate differences	11,219
Balance as of December 31, 2025	106,300

Accumulated depreciation & impairment

Balance as of January 1, 2024	(71,225)
Reclassification to inventory	15,431
Depreciation expense	(12,958)
Impairment loss	(737)
Effect of foreign currency exchange rate differences	1,554
Balance as of December 31, 2024	(67,935)
Reclassification to inventory	78,215
Depreciation expense	(17,705)
Impairment loss reversals, net	1,387
Effect of foreign currency exchange rate differences	273
Balance as of December 31, 2025	(5,765)

Carrying amount as of December 31, 2024	56,137
Carrying amount as of December 31, 2025	100,535